Cash and cash equivalents (Details 1) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Cash and Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 287,797	$ 337,396
Legg Mason - Western Asset Institutional Cash Reserves [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	144,464	178,446
JP Morgan US dollar Liquidity Fund Institutional [Member]
Cash and Cash Equivalents [Line Items]
Short-term investments, classified as cash equivalents	$ 143,333	$ 158,950